Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Consolidated balance sheets, statements of income, and statements of cash flows retrospectively adjusted for the Acquisitions
The following table presents our previously reported statement of income for the year ended December 31, 2015 retrospectively adjusted for the acquisition of the McKee Terminal Services Business (in thousands). The results of operations of the Houston and St. Charles Terminal Services Business and the Corpus Christi Terminal Services Business are included in our previously reported statement of income for the year ended December 31, 2015.

	Year Ended December 31, 2015
	Valero Energy Partners LP (Previously Reported)	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$243,624	$—	$243,624
Costs and expenses:
Operating expenses	83,681	8,344	92,025
General and administrative expenses	13,758	255	14,013
Depreciation expense	38,203	4,521	42,724
Total costs and expenses	135,642	13,120	148,762
Operating income (loss)	107,982	(13,120)	94,862
Other income, net	223	—	223
Interest and debt expense, net of capitalized interest	(6,113)	—	(6,113)
Income (loss) before income taxes	102,092	(13,120)	88,972
Income tax expense	251	—	251
Net income (loss)	101,841	(13,120)	88,721
Less: Net loss attributable to Predecessor	(30,037)	(13,120)	(43,157)
Net income attributable to partners	$131,878	$—	$131,878

The following tables present our previously reported statements of income for the years ended December 31, 2014 and 2013 retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business (in thousands). The results of operations of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business are included in our previously reported statements of income for the years ended December 31, 2014 and 2013.

	Year Ended December 31, 2014
	Valero Energy Partners LP (Previously Reported)	Corpus Christi Terminal Services Business	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$129,180	$—	$—	$129,180
Costs and expenses:
Operating expenses	70,507	17,693	9,861	98,061
General and administrative expenses	12,597	324	228	13,149
Depreciation expense	26,953	3,145	5,204	35,302
Total costs and expenses	110,057	21,162	15,293	146,512
Operating income (loss)	19,123	(21,162)	(15,293)	(17,332)
Other income, net	1,504	—	—	1,504
Interest and debt expense, net of capitalized interest	(872)	—	—	(872)
Income (loss) before income taxes	19,755	(21,162)	(15,293)	(16,700)
Income tax expense	548	—	—	548
Net income (loss)	19,207	(21,162)	(15,293)	(17,248)
Less: Net loss attributable to Predecessor	(40,074)	(21,162)	(15,293)	(76,529)
Net income attributable to partners	$59,281	$—	$—	$59,281

	Year Ended December 31, 2013
	Valero Energy Partners LP (Previously Reported)	Corpus Christi Terminal Services Business	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Operating revenues – related party	$124,985	$—	$—	$124,985
Costs and expenses:
Operating expenses	68,529	16,199	8,297	93,025
General and administrative expenses	7,456	322	226	8,004
Depreciation expense	25,162	3,005	4,326	32,493
Total costs and expenses	101,147	19,526	12,849	133,522
Operating income (loss)	23,838	(19,526)	(12,849)	(8,537)
Other income, net	309	—	—	309
Interest and debt expense, net of capitalized interest	(198)	—	—	(198)
Income (loss) before income taxes	23,949	(19,526)	(12,849)	(8,426)
Income tax expense	1,434	—	—	1,434
Net income (loss)	22,515	(19,526)	(12,849)	(9,860)
Less: Net income (loss) attributable to Predecessor	20,474	(19,526)	(12,849)	(11,901)
Net income attributable to partners	$2,041	$—	$—	$2,041
The following table presents our previously reported statement of cash flows for the year ended December 31, 2015 retrospectively adjusted for the acquisition of the McKee Terminal Services Business (in thousands). The cash flows of the Houston and St. Charles Terminal Services Business and the Corpus Christi Terminal Services Business are included in our previously reported statements of cash flows for the year ended December 31, 2015.

	Year Ended December 31, 2015
	Valero Energy Partners LP (Previously Reported)	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net income (loss)	$101,841	$(13,120)	$88,721
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	38,203	4,521	42,724
Deferred income tax benefit	(228)	—	(228)
Changes in current assets and current liabilities	(8,973)	—	(8,973)
Changes in deferred charges and credits and other operating activities, net	587	—	587
Net cash provided by (used in) operating activities	131,430	(8,599)	122,831
Cash flows from investing activities:
Capital expenditures	(30,969)	(226)	(31,195)
Acquisitions from Valero Energy Corporation	(390,144)	—	(390,144)
Proceeds from dispositions of property and equipment	82	—	82
Net cash used in investing activities	(421,031)	(226)	(421,257)
Cash flows from financing activities:
Proceeds from debt borrowings	200,000	—	200,000
Proceeds from notes payable to related party	555,000	—	555,000
Repayments of debt and capital lease obligations	(26,200)	—	(26,200)
Repayment of note payable to related party	(185,000)	—	(185,000)
Payment of debt issuance costs	(2,322)	—	(2,322)
Proceeds from issuance of common units, net of discount	189,683	—	189,683
Proceeds from issuance of general partner units	4,011	—	4,011
Payment of offering costs	(666)	—	(666)
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets	(576,076)	—	(576,076)
Cash distributions to unitholders and distribution equivalent right payments	(71,715)	—	(71,715)
Net transfers from Valero Energy Corporation	47,090	8,825	55,915
Net cash provided by financing activities	133,805	8,825	142,630
Net decrease in cash and cash equivalents	(155,796)	—	(155,796)
Cash and cash equivalents at beginning of year	236,579	—	236,579
Cash and cash equivalents at end of year	$80,783	$—	$80,783

The following tables present our previously reported statements of cash flows for the years ended December 31, 2014 and 2013 retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business (in thousands). The cash flows of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business are included in our previously reported statements of cash flows for the years ended December 31, 2014 and 2013.

	Year Ended December 31, 2014
	Valero Energy Partners LP (Previously Reported)	Corpus Christi Terminal Services Business	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net income (loss)	$19,207	$(21,162)	$(15,293)	$(17,248)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	26,953	3,145	5,204	35,302
Deferred income tax expense	43	—	—	43
Changes in current assets and current liabilities	(1,318)	—	—	(1,318)
Changes in deferred charges and credits and other operating activities, net	(34)	—	—	(34)
Net cash provided by (used in) operating activities	44,851	(18,017)	(10,089)	16,745
Cash flows from investing activities:
Capital expenditures	(69,928)	(34,024)	(4,379)	(108,331)
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation	(80,116)	—	—	(80,116)
Proceeds from dispositions of property and equipment	54	—	—	54
Net cash used in investing activities	(149,990)	(34,024)	(4,379)	(188,393)
Cash flows from financing activities:
Repayments of debt and capital lease obligations	(1,048)	—	—	(1,048)
Payment of debt issuance costs	(1,071)	—	—	(1,071)
Payment of offering costs	(3,223)	—	—	(3,223)
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business	(73,884)	—	—	(73,884)
Cash distributions to unitholders and distribution equivalent right payments	(41,837)	—	—	(41,837)
Net transfers from Valero Energy Corporation	87,663	52,041	14,468	154,172
Net cash provided by (used in) financing activities	(33,400)	52,041	14,468	33,109
Net decrease in cash and cash equivalents	(138,539)	—	—	(138,539)
Cash and cash equivalents at beginning of year	375,118	—	—	375,118
Cash and cash equivalents at end of year	$236,579	$—	$—	$236,579

	Year Ended December 31, 2013
	Valero Energy Partners LP (Previously Reported)	Corpus Christi Terminal Services Business	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
Cash flows from operating activities:
Net income (loss)	$22,515	$(19,526)	$(12,849)	$(9,860)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation expense	25,162	3,005	4,326	32,493
Deferred income tax expense	941	—	—	941
Changes in current assets and current liabilities	(2,947)	—	—	(2,947)
Changes in deferred charges and credits and other operating activities, net	(421)	—	—	(421)
Net cash provided by (used in) operating activities	45,250	(16,521)	(8,523)	20,206
Cash flows from investing activities:
Capital expenditures	(109,812)	(10,685)	(3,882)	(124,379)
Proceeds from dispositions of property and equipment	8	—	—	8
Net cash used in investing activities	(109,804)	(10,685)	(3,882)	(124,371)
Cash flows from financing activities:
Repayments of debt and capital lease obligations	(1,059)	—	—	(1,059)
Payment of debt issuance costs	(572)	—	—	(572)
Prefunding of capital projects by Valero	3,500	—	—	3,500
Proceeds from issuance of common units, net of discount	372,449	—	—	372,449
Net transfers from Valero Energy Corporation	65,354	27,206	12,405	104,965
Net cash provided by financing activities	439,672	27,206	12,405	479,283
Net increase in cash and cash equivalents	375,118	—	—	375,118
Cash and cash equivalents at beginning of year	—	—	—	—
Cash and cash equivalents at end of year	$375,118	$—	$—	$375,118
The following table presents our previously reported balance sheet as of December 31, 2015 retrospectively adjusted for the acquisition of the McKee Terminal Services Business (in thousands). The assets and liabilities of the Houston and St. Charles Terminal Services Business and the Corpus Christi Terminal Services Business are included in our previously reported balance sheet as of December 31, 2015.

	December 31, 2015
	Valero Energy Partners LP (Previously Reported)	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
ASSETS
Current assets:
Cash and cash equivalents	$80,783	$—	$80,783
Receivables from related party	18,088	—	18,088
Prepaid expenses and other	632	—	632
Total current assets	99,503	—	99,503
Property and equipment, at cost	1,010,881	99,518	1,110,399
Accumulated depreciation	(263,599)	(46,959)	(310,558)
Property and equipment, net	747,282	52,559	799,841
Deferred charges and other assets, net	3,322	—	3,322
Total assets	$850,107	$52,559	$902,666
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Current portion of debt and capital lease obligations	$913	$—	$913
Accounts payable	9,264	—	9,264
Accrued liabilities	1,690	—	1,690
Taxes other than income taxes	1,276	—	1,276
Deferred revenue from related party	129	—	129
Total current liabilities	13,272	—	13,272
Debt and capital lease obligations, net of current portion	175,246	—	175,246
Notes payable to related party	370,000	—	370,000
Deferred income taxes	320	—	320
Other long-term liabilities	1,116	—	1,116
Partners’ capital:
Common unitholders – public	581,489	—	581,489
Common unitholder – Valero	28,430	—	28,430
Subordinated unitholder – Valero	(313,961)	—	(313,961)
General partner – Valero	(5,805)	—	(5,805)
Net investment	—	52,559	52,559
Total partners’ capital	290,153	52,559	342,712
Total liabilities and partners’ capital	$850,107	$52,559	$902,666
The following table presents our previously reported balance sheet as of December 31, 2014 retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business (in thousands). The assets and liabilities of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business are included in our previously reported balance sheet as of December 31, 2014.

	December 31, 2014
	Valero Energy Partners LP (Previously Reported)	Corpus Christi Terminal Services Business	McKee Terminal Services Business	Valero Energy Partners LP (Currently Reported)
ASSETS
Current assets:
Cash and cash equivalents	$236,579	$—	$—	$236,579
Receivables from related party	8,499	—	—	8,499
Prepaid expenses and other	727	—	—	727
Total current assets	245,805	—	—	245,805
Property and equipment, at cost	819,104	140,555	99,373	1,059,032
Accumulated depreciation	(174,530)	(56,366)	(42,502)	(273,398)
Property and equipment, net	644,574	84,189	56,871	785,634
Deferred charges and other assets, net	1,385	—	—	1,385
Total assets	$891,764	$84,189	$56,871	$1,032,824
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities:
Current portion of debt and capital lease obligations	$1,200	$—	$—	$1,200
Accounts payable	4,297	—	—	4,297
Accrued liabilities	1,054	—	—	1,054
Taxes other than income taxes	765	—	—	765
Deferred revenue from related party	124	—	—	124
Total current liabilities	7,440	—	—	7,440
Debt and capital lease obligations, net of current portion	1,519	—	—	1,519
Deferred income taxes	830	—	—	830
Other long-term liabilities	1,065	—	—	1,065
Partners’ capital:
Common unitholders – public	374,954	—	—	374,954
Common unitholder – Valero	58,844	—	—	58,844
Subordinated unitholder – Valero	146,804	—	—	146,804
General partner – Valero	4,617	—	—	4,617
Net investment	295,691	84,189	56,871	436,751
Total partners’ capital	880,910	84,189	56,871	1,021,970
Total liabilities and partners’ capital	$891,764	$84,189	$56,871	$1,032,824